NATURE OF OPERATIONS and going concern	12 Months Ended
Jan. 31, 2019
NATURE OF OPERATIONS and going concern [abstract]
NATURE OF OPERATIONS and going concern
1.	NATURE OF OPERATIONS and going concern

C21 Investments Inc. (the "Company" or "C21") was incorporated January 15, 1987, under the Company Act of British Columbia. The Company is a publicly traded company with its corporate office and its principal place of business is Suite 303, 595 Howe Street, Vancouver, British Columbia, Canada.

Effective November 24, 2017, the Company changed its name to "C21 Investments Inc.". On June 15, 2018, the Company’s common shares were delisted from the TSX Venture Exchange ("TSX-V") at the Company’s request and on June 18, 2018 the Company commenced trading on the Canadian Securities Exchange ("CSE"), completed its change of business to the cannabis industry and commenced trading under the symbol CXXI. The Company registered its Common Shares in the United States and on May 6, 2019, its shares were cleared by FINRA for trading on the OTC Markets platform under the U.S. trading symbol CXXIF.

Pursuant to a change of business announced on January 29, 2018 to the Cannabis industry, the Company commenced acquiring and operating revenue-producing cannabis operations in the USA and internationally.

On May 12, 2017, the Company consolidated its issued and outstanding shares totaling 19,796,952 on a 10:1 basis. Upon completion of the consolidation, the Company had 1,979,695 post consolidation common shares issued and outstanding. All shares, options, warrants, and per share amount have been retroactively restated to reflect the share consolidation.

As at January 31, 2019, the Company operates in two segments, recreational cannabis in Oregon, USA and recreational and medical cannabis in Nevada, USA (Note 17).

The Company currently has operations in the recreational cannabis sectors in USA (Notes 19-21).

These consolidated financial statements have been prepared on a going concern basis, which assumes that the Company will be able to continue its operations and realize its assets and discharge its liabilities in the normal course of business for the foreseeable future.

The Company spent much of the year ended January 31, 2019 preparing for operations as a cannabis company in the US, incurring losses for corporate infrastructure development, investigation of potential acquisitions, and development of the Company’s current and future market presence in the US cannabis market. The Company reports a net loss of $23,601,170, an accumulated deficit of $37,954,751 and a working capital deficit of $13,316,122 at January 31, 2019. The ability of the Company to continue as a going concern is dependent on generating profitable operations and raising additional financing. These material uncertainties may cast significant doubt upon the Company’s ability to continue as a going concern.

Historically, management has been successful in obtaining adequate funding for operating and capital requirements. The Company takes a disciplined approach to financing and intends to protect shareholder value by raising capital strategically. Subsequent to the year ended January 31, 2019, the Company completed a private placement unit financing for gross proceeds of C$7,713,500. Additionally, the Company is assessing various opportunities for additional financing through either debt or equity which will be used for current obligations, corporate working capital purposes and future acquisitions.

There is no assurance that the Company will generate sufficient profits from operations or secure financing adequate to cover its obligations and available on terms which are acceptable to management.

In the United States, 33 states, the District of Columbia, and four U.S. territories allow the use of medical cannabis. Alaska, California, Colorado, Maine, Massachusetts, Nevada, Oregon, Washington, Vermont and the District of Columbia legalized the sale and adult-use of recreational cannabis.

At the federal level, however, cannabis currently remains a Schedule I controlled substance under the Federal Controlled Substances Act of 1970 ("Federal CSA"). Under U.S. federal law, a Schedule I drug or substance has a high potential for abuse, no accepted medical use in the United States, and a lack of accepted safety for the use of the drug under medical supervision. As such, even in those states in which marijuana is legalized under state law, the manufacture, importation, possession, use or distribution of cannabis remains illegal under U.S. federal law. This has created a dichotomy between state and federal law, whereby many states have elected to regulate and remove state-level penalties regarding a substance which is still illegal at the federal level.

There remains uncertainty about the US federal government’s position on cannabis with respect to cannabis- legal states. A change in its enforcement policies could impact the ability of the Company to continue as a going concern.